Customer Deposits (Tables)	9 Months Ended
Sep. 30, 2023
Deposits [Abstract]
Schedule of Average Balances and Weighted Average Rates Paid on Deposits
The following table presents average balances and weighted average rates paid on deposits for the periods indicated:

	Three Months Ended September 30, 2023		Three Months Ended September 30, 2022
(Amounts in thousands)	Average Balance	Average Rate Paid	Average Balance	Average Rate Paid
Notice	$2,190	2.92%	$—	—%
Term	2,962	2.13%	—	—%
Savings	4,991	2.18%	—	—%
Total Deposits	$10,143	2.41%	$—	—%

	Nine Months Ended September 30, 2023		Nine Months Ended September 30, 2022
(Amounts in thousands)	Average Balance	Average Rate Paid	Average Balance	Average Rate Paid
Notice	$2,842	2.62%	$—	—%
Term	2,402	1.66%	—	—%
Savings	5,511	1.97%	—	—%
Total Deposits	$10,755	2.08%	$—	—%

Schedule of Maturities of Deposits
The following table presents maturities of customer deposits:

(Amounts in thousands)	As of September 30, 2023
Demand deposits	$4,795
Maturing In:
2023	2,608
2024	2,299
2025	206
2026	—
2027	—
Thereafter	—
Total	$9,908

Schedule of Interest Expense on Deposits
Interest Expense on deposits is recorded in warehouse interest expense in the condensed consolidated statements of operations and comprehensive loss for the periods indicated as follows:

	Three Months Ended September 30, 2023		Nine Months Ended September 30, 2023
(Amounts in thousands)	2023	2022	2023	2022
Notice	$22	$—	$43	$—
Term	4	—	10	—
Savings	26	—	54	—
Total Interest Expense	$52	$—	$107	—